Type:  		13F-HR
Period:		12/31/2002
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	          617-527-0033
		          jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : December 31, 2002

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	February 14, 2003

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	24
Form 13F Information Table Value Total:	$103,629,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     5394   152578 SH       SOLE                   152578
AMERICAN INTL GROUP INC        COM              026874107     5153    89076 SH       SOLE                    89076
AMERICAN STD COS INC COM       COM              029712106     3358    47203 SH       SOLE                    47203
AOL TIME WARNER INC            COM              00184A105     4914   375146 SH       SOLE                   375146
AUTOMATIC DATA PROCESSNG       COM              053015103     4743   120844 SH       SOLE                   120844
BANK NEW YORK INC COM          COM              064057102     3436   143396 SH       SOLE                   143396
BISYS GROUP INC COM            COM              055472104     3823   240451 SH       SOLE                   240451
BLOCK H & R INC COM            COM              093671105     4311   107229 SH       SOLE                   107229
CITIGROUP INC                  COM              172967101    12743   362113 SH       SOLE                   362113
CLEAR CHANNEL COMMUN COM       COM              184502102     2442    65475 SH       SOLE                    65475
D R HORTON INC COM             COM              23331A109     2194   126453 SH       SOLE                   126453
FLEETBOSTON FINL CORP COM      COM              339030108     2842   116958 SH       SOLE                   116958
GANNETT CO INC DEL             COM              364730101     3369    46917 SH       SOLE                    46917
GENERAL ELECTRIC CO            COM              369604103     6162   253069 SH       SOLE                   253069
GOLDMAN SACHS GROUP COM        COM              38141G104     4498    66055 SH       SOLE                    66055
HOME DEPOT INC                 COM              437076102     2891   120358 SH       SOLE                   120358
INTEL CORP                     COM              458140100     1433    92038 SH       SOLE                    92038
PFIZER INCORPORATED            COM              717081103     6521   213311 SH       SOLE                   213311
REGIS CORP MINN COM            COM              758932107     3848   148046 SH       SOLE                   148046
RENT A CTR INC NEW COM         COM              76009N100     3773    75544 SH       SOLE                    75544
TRAVELERS PPTY CAS CP CL A     COM              89420G109      224    15307 SH       SOLE                    15307
TRAVELERS PPTY CAS CP CL B     COM              89420G406      464    31696 SH       SOLE                    31696
WASHINGTON MUT INC COM         COM              939322103     7510   217492 SH       SOLE                   217492
WELLS FARGO & CO DEL COM       COM              949740104     7583   161787 SH       SOLE                   161787